Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK SEK in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	SEK 258,678	SEK 258,657	SEK 292,968
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		46,000	57,000
Financial liabilities at fair value		34,000	41,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		2,000	3,000
Financial liabilities at fair value		46,000	53,000
Assets at fair value through profit or loss (FVO)
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		113
Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		7,916	13,755
Book value of financial assets		263,961	296,445
Financial liabilities at fair value		79,901	93,151
Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value			1,368
Financial liabilities at fair value			1
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		5,942	9,868
Financial liabilities at fair value		34,086	40,597
Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1,974	2,519
Financial liabilities at fair value		45,815	52,553
Fair value | Senior securities issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		63,421	71,079
Fair value | Senior securities issued | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		20,426	23,192
Fair value | Senior securities issued | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		42,995	47,887
Fair value | Derivatives - net
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		16,480	22,072
Fair value | Derivatives - net | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value			1
Fair value | Derivatives - net | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		13,660	17,405
Fair value | Derivatives - net | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		2,820	4,666
Fair value | Available-for-sale assets
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		44,076	52,107
Fair value | Available-for-sale assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		4,382	4,643
Fair value | Available-for-sale assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		39,694	47,464
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		1,231	7,054
Cash and cash equivalents | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		1,231	7,054
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		4,382	3,687
Treasuries/government bonds | Available-for-sale assets
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		4,382
Treasuries/government bonds | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		4,382	3,687
Treasuries/government bonds | Fair value | Available-for-sale assets
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		4,382	3,687
Treasuries/government bonds | Fair value | Available-for-sale assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		4,382	3,687
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		39,807	49,901
Other interest-bearing securities except loans | Available-for-sale assets
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		39,694
Other interest-bearing securities except loans | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		113	1,481
Book value of financial assets		39,807	49,911
Other interest-bearing securities except loans | Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value			1,099
Other interest-bearing securities except loans | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		113	125
Other interest-bearing securities except loans | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value			257
Other interest-bearing securities except loans | Fair value | Available-for-sale assets
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		39,694	48,420
Other interest-bearing securities except loans | Fair value | Available-for-sale assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets			956
Other interest-bearing securities except loans | Fair value | Available-for-sale assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		39,694	47,464
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		41,125	46,222
Loans in the form of interest-bearing securities | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value			269
Book value of financial assets		42,352	47,210
Loans in the form of interest-bearing securities | Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value			269
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		23,198	26,190
Loans to credit institutions | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		23,451	26,240
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		141,111	147,909
Loans to the public | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		144,935	150,338
Derivatives - net
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		7,803	12,005
Derivatives - net | Assets at fair value through profit or loss (FVO)
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		7,803
Derivatives - net | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		7,803	12,005
Book value of financial assets		7,803	12,005
Derivatives - net | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		5,829	9,743
Derivatives - net | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		SEK 1,974	SEK 2,262